OPERATING INCOME - Interest expenses (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
OPERATING INCOME
Deposits	$ 3,047,647	$ 3,270,957	$ 6,235,521	$ 6,461,026
Borrowing costs	332,778	424,032	734,351	813,515
Debt instruments in issue	310,348	377,204	595,519	762,372
Lease liabilities	35,509	30,539	68,723	55,858
Preferred shares	13,813	13,813	28,650	28,650
Overnight funds	5,459	11,761	10,012	19,593
Other interest (expense)	11,332	12,707	23,189	25,262
Interest expenses	$ 3,756,886	$ 4,141,013	$ 7,695,965	$ 8,166,276
Intervention rate issued by Banco de la Republica	11.75%	13.25%	11.75%	13.25%	13.00%	12.00%
Net interest income	$ 4,819,484	$ 5,097,508	$ 9,509,930	$ 10,208,368